Certain Risks And Concentrations (Details Textual)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Certain Risks And Concentrations (Textual)
Concentration risk, customer	Each customer that accounted for 10% or more of the Company's revenues.	Each customer that accounted for 10% or more of the Company's revenues.	Each customer that accounted for 10% or more of the Company's revenues.
Concentration risk, supplier	No supplier accounted for 10% or more of the Company's purchases.	No supplier accounted for 10% or more of the Company's purchases.	No supplier accounted for 10% or more of the Company's purchases.